Cover Document	Sep. 29, 2025
Entity Information [Line Items]
Entity Central Index Key	0000874501
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Written Communications	false
City Area Code	(212)
Entity Address, Address Line One	One World Trade Center
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Ambac Financial Group, Inc.
Document Period End Date	Sep. 29, 2025
Document Type	8-K
Entity File Number	1-10777
Entity Tax Identification Number	13-3621676
Entity Address, Postal Zip Code	10007
Local Phone Number	658-7470
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	AMBC
Security Exchange Name	NYSE
Amendment Flag	false